Related Party Balances and Transactions - Schedule of Related Party Balances and Transactions (Details)		12 Months Ended
		Sep. 30, 2025 USD ($)	Sep. 30, 2025 HKD ($)	Sep. 30, 2024 HKD ($)
Mr. Ting [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Nature of transactions		The receivable represented payments made on behalf of the director and shareholder by JM Manufacturing (HK) Limited. The amount was wholly settled in cash subsequently on April 3, 2025.
Amount due from a related party				$ 7,049,425
Amount due to related party	[1]	772	6,006	6,006
Related Party [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Amount due from a related party				7,049,425
Amount due to related party		$ 772	$ 6,006	$ 6,006
Mr. Ting Chun Kwok Stanley (“Mr. Ting”) [Member]
Schedule of Related Party Balances and Transactions [Line Items]
Relationship with the Company		Controlling shareholder, Chief Executive Officer and Chairman of the Company and Executive Director of JM Manufacturing (HK) Limited, and Director of JM Group Limited

[1]	During the fiscal year ended of September 30, 2025, the Company has subsequently repaid the amount of HKD6,006 (US$772) to Mr. Ting, a controlling shareholder and the CEO of the Company in January 2026.